CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Warrant issued to Consultants [Member] Common Stock [Member]	Warrant issued to Consultants [Member] Additional Paid-in Capital [Member]	Warrant issued to Consultants [Member] Stock Payable [Member]	Cashless Exercise Of Warrants [Member] Common Stock [Member]	Cashless Exercise Of Warrants [Member] Additional Paid-in Capital [Member]	Cashless Exercise Of Warrants [Member]	Issued to Officers [Member] Common Stock [Member]	Issued to Officers [Member] Additional Paid-in Capital [Member]	Issued to Officers [Member] Stock Payable [Member]	To Be Issued to Officers [Member] Stock Payable [Member]	To Be Issued to Officers [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at May. 31, 2019												$ 12,585	$ 70,758,025	$ 455,095	$ (46,188,151)		$ 25,037,554
Balance (in Shares) at May. 31, 2019												125,839,095
Common stock issued							$ 55	$ 390,445	$ (390,500)	$ 154,014	$ 154,014
Common stock issued (in Shares)							550,000
Common stock issued to employee											$ 791,668
Common stock issued to employee (in Shares)											154,014
Loss on extinguishment of debt																	0
Stock issued for services	$ 10	$ 22,490	$ (22,500)									$ 10	22,490	45,000			45,000
Stock issued for services, Shares (in Shares)	100,000
Net income (loss)															(30,657,973)		(30,657,973)
Common stock issued for conversion of debt												$ 3	25,854				25,857
Common stock issued for conversion of debt, Shares (in Shares)												32,321
Balance at May. 31, 2020												$ 12,653	71,196,814	241,109	(76,846,124)		(5,395,548)
Balance (in Shares) at May. 31, 2020												126,521,416
Common stock issued to officer from stock payable												$ 5	14,965	(14,970)
Common stock issued to officer from stock payable (in Shares)												50,000
Common stock issued														53,876			53,876
Stock issued for services														(25,750)			(25,750)
Net income (loss)															(1,994,412)		(1,994,412)
Common stock issued for conversion of debt																	0
Balance at Nov. 30, 2020												$ 12,658	71,211,779	254,265	(78,840,536)		(7,361,834)
Balance (in Shares) at Nov. 30, 2020												126,571,416
Balance at May. 31, 2020												$ 12,653	71,196,814	241,109	(76,846,124)		(5,395,548)
Balance (in Shares) at May. 31, 2020												126,521,416
Common stock issued to officer from stock payable												$ 55	230,415	(230,470)
Common stock issued to officer from stock payable (in Shares)												550,000
Common stock issued														80,813			80,813
Stock issued for services														(25,750)			(25,750)
Common stock issued to employee				$ 15	$ 28,485	$ 28,500
Common stock issued to employee (in Shares)				150,000
Loss on extinguishment of debt													6,105,679				6,105,679
Net income (loss)															(15,890,514)		(15,890,514)
Common stock issued for conversion of debt																	0
Balance at May. 31, 2021												$ 12,723	77,561,393	65,702	(92,736,638)		$ (15,096,820)
Balance (in Shares) at May. 31, 2021												127,221,416
Common stock issued to employee (in Shares)																	50,000
Net income (loss)															82,127	$ (3,500)	$ 78,627
Common stock issued for conversion of debt												$ 94	280,906				281,000
Common stock issued for conversion of debt, Shares (in Shares)												936,666
Balance at Nov. 30, 2021												$ 12,817	$ 77,842,299	$ 65,702	$ (92,654,511)	$ (3,500)	$ (14,737,193)
Balance (in Shares) at Nov. 30, 2021												128,158,082